Right-of-Use Assets and Lease Liabilities - Schedule of Maturity Analysis of Future Minimum Lease Payments (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Maturity Analysis of Future Minimum Lease Payments [Abstract]
2025	$ 2,426,625	$ 311,910
Total minimum lease payments	2,426,625	311,910
Less: interest component	(61,801)	(7,944)
Present value of minimum lease payments	$ 2,364,824	$ 303,966	$ 5,224,696